UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ];                   Amendment Number:
   This Amendment (Check only one):
       [   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bronson Point Management LLC
Address:  1960 Bronson Road
          Fairfield, CT 06824

Form 13F File Number: 28-14120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Strober
Title:   Chief Operating Officer
Phone:   (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober   Fairfield, Connecticut        November 10, 2011
------------------   ----------------------        -----------------
[Signature]              [City, State]                  [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $134,786 (thousands)

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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None


ABERCROMBIE & FITCH CO         CL A            002896207   3,232    52,500    SH          SOLE                52,500
ABOVENET INC                   COM             00374N107  10,854   202,500    SH          SOLE               202,500
ACTUANT CORP                   CL A NEW        00508X203   3,310   167,600    SH          SOLE               167,600
ALCOA INC                      COM             013817101     718    75,000    SH          SOLE                75,000
ALLEGHENY TECHNOLOGIES INC     COM             01741R102   1,739    47,000    SH          SOLE                47,000
ARBITRON INC                   COM             03875Q108   1,489    45,000    SH          SOLE                45,000
BE AEROSPACE INC               COM             073302101   2,318    70,000    SH          SOLE                70,000
CARPENTER TECHNOLOGY CORP      COM             144285103   1,571    35,000    SH          SOLE                35,000
CATERPILLAR INC                COM             149123101     738    10,000    SH          SOLE                10,000
CBS CORP NEW                   CL B            124857202   1,804    88,500    SH          SOLE                88,500
COMCAST CORP                   CL A            20030N101   2,406   115,000    SH          SOLE               115,000
CONSOL ENERGY INC              COM             20854P109   4,920   145,000    SH          SOLE               145,000
CORN PRODS INTL INC            COM             219023108   2,158    55,000    SH          SOLE                55,000
CUMMINS INC                    COM             231021106   1,633    20,000    SH          SOLE                20,000
DANA HLDG CORP                 COM             235825205   1,470   140,000    SH          SOLE               140,000
DIGITALGLOBE INC               COM NEW         25389M877   1,943   100,000    SH          SOLE               100,000
EATON CORP                     COM             278058102   1,420    40,000    SH          SOLE                40,000
FORD MTR CO DEL                COM PAR $0.01   345370860   2,659   275,000    SH          SOLE               275,000
GENERAL ELECTRIC CO            COM             369604103   3,425   225,000    SH          SOLE               225,000
GOODYEAR TIRE & RUBR CO        COM             382550101     757    75,000    SH          SOLE                75,000
GRACE W R & CO DEL NEW         COM             38388F108   1,998    60,000    SH          SOLE                60,000
HARLEY DAVIDSON INC            COM             412822108   2,146    62,500    SH          SOLE                62,500
HERTZ GLOBAL HOLDINGS INC      COM             42805T105   1,780   200,000    SH          SOLE               200,000
HOME DEPOT INC                 COM             437076102   2,137    65,000    SH          SOLE                65,000
IMAX CORP                      COM             45245E109   2,606   180,000    SH          SOLE               180,000
INTERNATIONAL FLAVORS & FRAGRA COM             459506101   5,341    95,000    SH          SOLE                95,000
KNOLOGY INC                    COM             499183804   2,596   200,000    SH          SOLE               200,000
KRAFT FOODS INC                CL A            50075N104   4,198   125,000    SH          SOLE               125,000
LAS VEGAS SANDS CORP           COM             517834107   1,246    32,500    SH          SOLE                32,500
LENNAR CORP                    CL A            526057104   1,489   110,000    SH          SOLE               110,000
MACYS INC                      COM             55616P104   4,343   165,000    SH          SOLE               165,000
NETFLIX INC                    COM             64110L106   1,926    17,000    SH          SOLE                17,000
OCCIDENTAL PETE CORP DEL       COM             674599105   5,005    70,000    SH          SOLE                70,000
OLD DOMINION FGHT LINES INC    COM             679580100   1,738    60,000    SH          SOLE                60,000
PAPA JOHNS INTL INC            COM             698813102   3,344   110,000    SH          SOLE               110,000
RALCORP HLDGS INC NEW          COM             751028101   5,370    70,000    SH          SOLE                70,000
ROCK-TENN CO                   CL A            772739207   2,312    47,500    SH          SOLE                47,500
ROVI CORP                      COM             779376102   1,182    27,500    SH          SOLE                27,500
STARWOOD HOTELS&RESORTS WRLD   COM             85590A401   3,106    80,000    SH          SOLE                80,000
TARGET CORP                    COM             87612E106     981    20,000    SH          SOLE                20,000
TOLL BROTHERS INC              COM             889478103   2,165   150,000    SH          SOLE               150,000
TRIUMPH GROUP INC NEW          COM             896818101     975    20,000    SH          SOLE                20,000
TYCO INTERNATIONAL LTD         SHS             H89128104   1,630    40,000    SH          SOLE                40,000
UNITED RENTALS INC             COM             911363109   1,431    85,000    SH          SOLE                85,000
VERIFONE SYS INC               COM             92342Y109     525    15,000    SH          SOLE                15,000
VIASAT INC                     COM             92552V100   9,993   300,000    SH          SOLE               300,000
WABCO HLDGS INC                COM             92927K102   2,082    55,000    SH          SOLE                55,000
WELLS FARGO & CO NEW           COM             949746101   8,442   350,000    SH          SOLE               350,000
WYNDHAM WORLDWIDE CORP         COM             98310W108   2,138    75,000    SH          SOLE                75,000

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